Intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 1,969
Ending balance	2,134	£ 1,969
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,207	2,067
Additions	255	208
Disposals	(6)	(68)
Ending balance	2,456	2,207
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	238	190
Disposals	(6)	(68)
Charge for year	90	116
Ending balance	322	238
IP R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,469
Ending balance	1,469	1,469
IP R&D | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,469	1,469
Additions	0	0
Disposals	0	0
Ending balance	1,469	1,469
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5
Ending balance	4	5
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11	6
Additions	4	5
Disposals	0	0
Ending balance	15	11
Computer software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6	1
Disposals	0	0
Charge for year	5	5
Ending balance	11	6
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	495
Ending balance	661	495
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	727	592
Additions	251	203
Disposals	(6)	(68)
Ending balance	972	727
Patents | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	232	189
Disposals	(6)	(68)
Charge for year	85	111
Ending balance	£ 311	£ 232